Financial assets and financial liabilities	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Financial assets and financial liabilities
11.	Financial assets and financial liabilities

11.1	Financial liabilities: loans and borrowings

The Group has the following principal and interest amounts outstanding for loans and bonds:

Short-term borrowings and current portion of long-term debt	December 31, 2018		December 31, 2017
	Interest rate, %	Amount of outstanding debt	Interest rate, %	Amount of outstanding debt
In Russian rubles
Banks and financial institutions	9.3-9.6	3,634	9.3-12	2,410
Corporate lenders	6.7	10	6.7	65
Weighted average interest rate for the period	9.4		11.9

In euro
Banks and financial institutions	1.3-2.8	580	—	—
Corporate lenders	3.0	22	—	2
Weighted average interest rate for the period	1.5		—
Current portion of long-term debt	—	398,171	—	378,063
Interest payable	—	7,749	—	20,420
Fines and penalties on overdue amounts	—	2,128	—	21,573

Total short-term borrowings and current portion of long-term debt		412,294		422,533

Long-term debt	December 31, 2018		December 31, 2017
	Interest rate, %	Amount of outstanding debt	Interest rate, %	Amount of outstanding debt
In Russian rubles
Banks and financial institutions	5.0-10.0	242,499	5.0-15.0	253,421
Bonds issue	8.0-12.3	10,979	8.0-14.0	14,459
Corporate lenders	6.7	73	6.7	5
Weighted average interest rate for the period	9.3		9.5

In U.S. dollars
Banks and financial institutions	3.9-9.9	54,719	2.2-8.9	102,040
Corporate lenders	3.0	138		—
Weighted average interest rate for the period	8.6		8.3

In euro
Banks and financial institutions	0.8-7.0	96,301	0.8-7.0	25,498
Weighted average interest rate for the period	4.8		2.7
Current part of long-term loans and borrowings		(398,171)		(378,063)

Total long-term debt		6,538		17,360

Aggregate scheduled maturities of the debt outstanding as of December 31, 2018 were as follows:

Payable by
On demand	406,077
2019 (current portion)	6,217
2020	3,972
2021	2,430
2022	16
2023	88
Thereafter	32

Total	418,832

The unused portion under all credit facilities as of December 31, 2018 and 2017 was RUB 573 million and RUB 475 million, respectively.

The outstanding balances of principal amount of short-term and long-term debt by denominated currencies and major banks as of December 31, 2018 and 2017 were as follows:

Short-term and long-term debt	December 31, 2018	December 31, 2017
Russian ruble-denominated
Gazprombank	142,635	148,238
VTB	73,416	72,570
Sberbank	25,723	26,459
Bonds	10,979	14,459
Eximbank of Russia	3,305	3,049
Uralsib	—	2,214
Eurasian Development Bank	—	517
Raiffeisen Bank	—	139
Other	1,137	2,715

Total	257,195	270,360

U.S. dollar-denominated
Sberbank	23,147	14,626
BNP	10,759	8,894
VEB	8,794	10,090
VTB	7,573	6,172
MCB	4,037	4,096
Pre-export facility	7	57,829
Other	540	333

Total	54,857	102,040

Euro-denominated
VTB	74,794	3,334
BNP	15,752	13,504
ING Bank	2,541	2,182
NatWest Markets	1,549	1,342
Commerzbank	1,317	875
Raiffeisen Bank	14	411
UniCredit Bank (former Bayerische Hypo-und-Vereinsbank)	—	2,970
Other	936	882

Total	96,903	25,500

Total short-term and long-term debt	408,955	397,900

(a)	Pre-export facility agreement

In 2018, the Group refinanced existing pre-export credit facility by receiving a new euro-denominated loan from VTB in the amount of RUB 66,368 million (EUR 897 million at the date of transactions). The loan matures in April 2022. The outstanding balances of the pre-export credit facility as of December 31, 2018 and 2017 were RUB 7 million ($100 thousand at exchange rate as of December 31, 2018) and RUB 57,829 million ($1,003,964 thousand at exchange rate as of December 31, 2017), respectively.

The finance income in the amount of RUB 12,854 million was recorded in the consolidated statements of profit (loss) and other comprehensive income for the year ended December 31, 2018 as a result of refinancing of pre-export credit facility.

(b)	VTB facilities

The outstanding balances of the ruble-denominated facilities as of December 31, 2018 and 2017 were RUB 73,416 million and RUB 72,570 million, respectively, bearing interest at 9.3% p.a.

In December 2016, the Group signed amendments to the restructuring agreements and, in April 2017, VTB confirmed the restructuring terms under the credit facilities of Mechel PAO, CMP, SKCC and Yakutugol including an extension of the repayment grace period until 2020 and the final maturity until 2022 and annual interest rate at the level of the key rate of the Central Bank of the Russian Federation plus 1.5% for the ruble-denominated credit facilities. In accordance with the restructuring terms, the repayment of a RUB 30,000 million credit facility issued to Mechel PAO is made in equal installments within 36 months starting February 22, 2017 from the proceeds received from VTB under the credit facility issued to CMP[2].

In December 2016, the Group signed the prolongation agreement providing with the final maturity until April 2022 for the euro-denominated credit facility of MCAG in the amount of RUB 2,812 million

[2]

Cash flows arising from settlement of VTB credit facilities were disclosed on a gross basis (as cash inflows and cash outflows within financing activities in the amount of RUB 5,000 million for the year ended December 31, 2018). All payments under the credit facility issued to Mechel PAO are made upon receipt of the respective proceeds from VTB under the credit facility issued to CMP.

(44,068 thousand euro at the exchange rate as of December 31, 2016). The outstanding balances as of December 31, 2018 and 2017 were RUB 3,396 million and RUB 3,334 million, respectively.

As part of the restructuring requirement, in January 2017, the Group signed a call option agreement with VTB providing VTB with an option to acquire preferred shares of Mechel PAO (Note 11.5).

In April 2017, the U.S. dollar-denominated credit facilities of MTAG were transferred from Sberbank to VTB according to the assignment agreement between Sberbank and VTB. The outstanding balance of these credit facilities as of December 31, 2018 and 2017 was RUB 7,573 million and RUB 6,172 million, respectively, bearing interest at 9.4% p.a.

In 2018, the Group received a new euro-denominated loan from VTB bearing interest at 12M EURIBOR plus 5.5% p.a. in the amount of EUR 897 million (RUB 66,368 million at the date of transactions) in order to refinance the existing pre-export credit facilities in the amount of EUR 864 million (RUB 63,844 million at the date of transactions) and for other purposes in the amount of EUR 33 million (RUB 2,524 million at the date of transactions).

There were no overdue principal amount and overdue interest on VTB credit facilities as of December 31, 2018 and 2017. The fines and penalties on overdue amounts of nil and RUB 10,196 million were recorded in loans and borrowings in the consolidated statement of financial position as of December 31, 2018 and 2017, respectively. In October 2018, the Group fulfilled the terms of restructuring agreement signed in 2015. Consequently, finance income in the amount of RUB 12,101 million, including fines and penalties in the amount of RUB 9,878 million, was recognized in the consolidated statements of profit (loss) and other comprehensive income for the year ended December 31, 2018.

(c)	Gazprombank facilities

The outstanding balances of the ruble-denominated facilities as December 31, 2018 and 2017 were RUB 142,635 million and RUB 148,238 million, respectively, bearing interest at 9.3-9.5% p.a.

In 2015, the Group signed restructuring agreements (became effective in 2016) and in April 2017, Gazprombank confirmed the restructuring terms of the credit facilities of SKCC, Yakutugol, CMP, Mechel Service, Mechel-Energo, BMP, Port Posiet, Mechel Coke and USP including an extension of the repayment grace period until 2020 and of the final maturity until 2022 and annual interest rate at the level of the key rate of the Central Bank of the Russian Federation plus 1.5% for the ruble-denominated credit facilities.

In March 2018, the Group fully repaid the overdue interest accrued prior to the credit facilities restructuring in 2016. Consequently, fines and penalties in the amount of RUB 7,323 million were recorded as finance income in the consolidated statements of profit (loss) and other comprehensive income for the year ended December 31, 2018.

As of December 31, 2018 and 2017, there were no overdue principal amount and overdue interest on Gazprombank credit facilities. The fines and penalties on overdue amounts of nil and RUB 7,323 million were recorded in loans and borrowings in the consolidated statement of financial position as of December 31, 2018 and 2017, respectively. The finance income in the amount of RUB 7,323 million was recorded in the consolidated statement of profit (loss) and other comprehensive income for the year ended December 31, 2018 and fines and penalties in the amount of RUB 56 million and RUB 2,031 million were recorded as finance costs in the consolidated statement of profit (loss) and other comprehensive income for the year ended December 31, 2017 and 2016, respectively.

(d)	Sberbank facilities

The outstanding balances of the ruble-denominated facilities as of December 31, 2018 and 2017 were RUB 25,723 million and RUB 26,459 million, respectively, bearing interest at 9.3% p.a.

In 2016, the Group signed restructuring agreements and amicable settlements agreement approved by the courts with Sberbank and, in April 2017, Sberbank confirmed the restructuring terms under the relevant credit facilities including an extension of the repayment grace period until 2020 and the final maturity until 2022 and annual interest rate at the level of the key rate of the Central Bank of the Russian Federation plus 1.5% for the ruble-denominated credit facilities and 3M LIBOR plus 7% for the U.S. dollar-denominated credit facilities.

In April 2017, the U.S. dollar-denominated credit facilities of MTAG were transferred from Sberbank to VTB according to the assignment agreement between Sberbank and VTB. The outstanding balances of the U.S. dollar-denominated facilities as of December 31, 2018 and 2017 were RUB 23,147 million ($333,198 thousand at exchange rate as of December 31, 2018) and RUB 14,626 million ($253,927 thousand at exchange rate as of December 31, 2017), respectively, bearing interest at 9.4% p.a.

As of December 31, 2018 and 2017, there were no overdue principal amount and overdue interest on Sberbank credit facilities. The fines and penalties on overdue amounts of RUB 506 million and RUB 1,872 million were recorded in loans and borrowings in the consolidated statement of financial position as of December 31, 2018 and 2017, respectively. The fines and penalties in the amount of nil, RUB 4 million and RUB 2,244 million were recorded as finance costs in the consolidated statement of profit (loss) and other comprehensive income for the year ended December 31, 2018, 2017 and 2016, respectively.

(e)	VEB facility

In September 2017, the Group signed a new credit agreement, providing the Group with refinancing of existing credit facilities and the final maturity until April 2022. According to the agreement, VEB provided a credit facility in the amount of up to $190 million to refinance existing credit facilities.

The Elgaugol’s outstanding balances under VEB credit facility as of December 31, 2018 and 2017 were RUB 8,794 million ($126,583 thousand at exchange rate as of December 31, 2018) and RUB 10,090 million ($175,172 thousand at exchange rate as of December 31, 2017), respectively, bearing interest at 5.5% p.a.

As of December 31, 2018 and 2017, there were no overdue principal amount and overdue interest on VEB credit facilities. The use of proceeds under the facility is limited to the development of the Elga coal project.

There were no fines and penalties on overdue amounts recorded in loans and borrowings in the consolidated statement of financial position as of December 31, 2018.

(f)	Bonds

On July 30, 2009, Mechel PAO issued 5,000,000 ruble-denominated bonds in an aggregate principal amount of RUB 5,000 million. The coupon interest rate as of December 31, 2018 amounted to 10.5% p.a. The maturity date is July 15, 2021. The balance outstanding as of December 31, 2018 was RUB 969 million, including RUB 352 million classified as short-term debt and RUB 617 million classified as long-term debt.

On September 7, 2010, Mechel PAO placed two issues of 5,000,000 ruble-denominated bonds each in an aggregate principal amount of RUB 10,000 million. The coupon interest rate as of December 31, 2018 amounted to 12.25% p.a. The maturity date is February 25, 2020. The balance outstanding as of December 31, 2018 was RUB 2,589 million, including RUB 1,642 million classified as short-term debt and RUB 947 million classified as long-term debt.

On February 22, 2011, Mechel PAO placed two issues of 5,000,000 ruble-denominated bonds each in an aggregate principal amount of RUB 10,000 million. The coupon interest rate as of December 31, 2018 amounted to 8.0% p.a. The maturity date is February 9, 2021. The balance outstanding as of December 31, 2018 was RUB 820 million and was classified as long-term debt that should be paid in 2021.

On June 9, 2011, Mechel PAO placed two issues of 5,000,000 ruble-denominated bonds each in an aggregate principal amount of RUB 10,000 million. The coupon interest rate as of December 31, 2018 amounted to 10.6% p.a. The maturity date is May 27, 2021. The balance outstanding as of December 31, 2018 was RUB 4,132 million, including RUB 1,622 million classified as short-term debt and RUB 2,510 million classified as long-term debt.

On June 14, 2011, Mechel PAO issued 5,000,000 ruble-denominated bonds in an aggregate principal amount of RUB 5,000 million. The coupon interest rate as of December 31, 2018 amounted to 10.6% p.a. The maturity date is June 1, 2021. The balance outstanding as of December 31, 2018 was RUB 2,469 million, including RUB 988 million classified as short-term debt and RUB 1,481 million classified as long-term debt.

(g)	Other loans

Other loans represent Russian ruble, U.S. dollar and euro-denominated long-term and short-term loans bearing interest at 0.8%-10.9% p.a. The outstanding balance under other loan agreements amounted to RUB 41,887 million and RUB 44,123 million as of December 31, 2018 and 2017, respectively.

As of December 31, 2018, the Group’s overdue principal amount and overdue interest on other loans amounted to RUB 25,209 million and RUB 1,726 million, respectively, as of December 31, 2017 — RUB 17,409 million and RUB 1,527 million, respectively. The fines and penalties on overdue amounts of RUB 1,622 million and RUB 2,182 million were recorded in loans and borrowings in the consolidated statement of financial position as of December 31, 2018 and 2017, respectively. The fines and penalties in the amount of RUB 858 million, RUB 1,038 million and RUB 642 million was recorded as finance costs in the consolidated statements of profit (loss) and other comprehensive income for the year ended December 31, 2018, 2017 and 2016, respectively.

In 2010-2017, the Group signed revolving credit agreements for working capital financing up to RUB 7,472 million with several banks. These revolving credit lines allow the Group to withdraw, repay and re-draw in the agreed amounts, timing and number of times until the arrangement expires. Borrowings bear interest at 5.3-7.0% p.a.

(h) Pledges

In order to secure bank financings, the Group pledged shares in certain key subsidiaries, including 100% -1 share of Yakutugol, 95% + 4 shares of SKCC, 91.66% of CMP, 50% + 2 shares of common shares of BMP, 80% + 3 shares of KMP, 87.5%+3 shares of Mechel Mining, 75% + 2 shares of USP, 33.33% + 1 share of common shares of Izhstal, 25% + 1 share of Port Posiet, 50.99% of registered capital of Elgaugol, 25% of registered capital of Mecheltrans, 100% of registered capital of Fincom-invest OOO, 25% of registered capital of BFP, 25% of registered capital of Port Temryuk, 1.99% of registered capital of Mecheltrans Vostok OOO, 1.99% of registered capital of Elga-road as of December 31, 2018.

As of December 31, 2018 and 2017, the carrying value of property, plant and equipment pledged under the loan agreements amounted to RUB 117,370 million and RUB 121,926 million, respectively (Note 16). Carrying value of inventories pledged under the loan agreements amounted to RUB 3,472 million and RUB 2,450 million as of December 31, 2018 and 2017, respectively. Accounts receivable pledged as of December 31, 2018 and 2017 amounted to RUB 1,044 million and RUB 372 million, respectively. Additionally, CMP pledged its rights to receive future payments (revenue) related to the contract with Russian Railways JSC in the amount of RUB 6,947 million ($100 million).[3]

(i)	Covenants

The Group’s loan agreements contain a number of covenants and restrictions, which include, but not limited to, financial ratios, minimum value of shareholders’ equity and certain cross-default provisions. The covenants also include, among other restrictions, limitations on: (1) raising of additional borrowings; (2) amount of dividends in common and preferred shares; and (3) amounts that can be spent for capital expenditures, new investments and acquisitions. Covenant breaches if not waived generally permit lenders to demand accelerated repayment of principal and interest.

The Group was required to comply with the following ratios under the most significant loan agreements with the Russian state-owned banks as of December 31, 2018[4]:

Restrictive covenants	Requirement	Actual as of December 31, 2018
Mechel’s EBITDA to Net Interest Expense	Shall not be less than 1.75:1.0	1.79:1.0
Mechel’s EBITDA to Consolidated Financial Expense	Shall not be less than 1.75:1.0	1.82:1.0
Mechel’s Net Debt to EBITDA	Shall not exceed 6.00:1.0	6.39:1.0
Mechel’s Total Debt to EBITDA	Shall not exceed 4.50:1.0	6.25:1.0
Mechel’s Cash flow from operating activities to EBITDA	Shall not be less than 0.80:1.0	0.90:1.0
Mechel’s EBITDA to Revenue	Shall not be less than 0.20:1.0	0.24:1.0

As of December 31, 2018, the Group was not in compliance with several covenants set by the loan agreements with the Russian state-owned banks (such as Net Debt to EBITDA, Total Debt to EBITDA ratios and non-financial covenants). Also, the Group was not in compliance with covenants contained in the loan

[3]	CMP’s accounts receivable from Russian Railways JSC as of December 31, 2018 amounted to RUB 834 million.
[4]

Net Debt and Total Debt are calculated according to the respective definitions set by the credit agreements. Generally, Total Debt includes outstanding loans, finance lease, bonds and other finance liability balances; Net Debt is equal to Total Debt less cash and cash equivalents.

agreements with foreign banks (such as Net Borrowings to EBITDA ratio, EBITDA to Net Interest Expense ratio and targeted amount of Adjusted Shareholder’s Equity). There was a default on payments of principal and interest in the amount of RUB 25,215 million and RUB 1,728 million, respectively, which is represented primarily by ECA-coveredloans (represented by the credit facilities of BNP, ING, NatWest, Commerzbank and other international banks). As a result, the long-term debt of RUB 361,328 million was reclassified to short-term liabilities as of December 31, 2018.

11.2 Financial instruments risk management objectives and policies

The Group is exposed to foreign currency risk, credit risk and liquidity risk. Management reviews and agrees policies for managing each of these risks, which are summarised below.

Liquidity risk

Liquidity risk is the risk that arises when the maturity of assets and liabilities does not match. An unmatched position potentially enhances profitability, but can also increase the risk of losses. The Group has procedures with the objective of minimizing such losses such as maintaining sufficient cash and other highly liquid current assets to meet its liabilities as and when they fall due.

As of December 31, 2018, the Group was in breach of a number of financial and non-financial covenants contained in the Group’s loan agreements which led to cross-defaults under other loan and finance lease agreements, permitting the respective lenders under such other facilities to accelerate the payment of principal and interest under their loans.

The following tables show the remaining contractual maturities at the reporting date of the Group’s non-derivative financial liabilities, which are based on contractual undiscounted cash flows (including interest payment computed using contractual rates, or if floating, based on rates current at the reporting date) and the earliest the Group can be required to pay.

	Maturity
	On demand	Within 1 year	More than 1 year but less than 2 years	More than 2 years but less than 3 years	More than 3 years but less than 4 years	More than 4 years	Total
At December 31, 2018
Loans and borrowings, including interest payable	406,337	7,185	4,520	2,550	16	119	420,727
Finance lease liabilities	1,664	5,186	908	886	745	350	9,739
Trade and other payables	15,891	15,270	352	186	16	—	31,715
Other financial liabilities	—	—	—	55,742	—	—	55,742

	Maturity
	On demand	Within 1 year	More than 1 year but less than 2 years	More than 2 years but less than 3 years	More than 3 years but less than 4 years	More than 4 years	Total
At December 31, 2017
Loans and borrowings, including interest payable	416,316	9,959	6,678	7,293	5,215	1,651	447,112
Finance lease liabilities	4,075	4,625	633	584	557	526	11,000
Trade and other payables	394	29,540	542	166	—	—	30,642
Other financial liabilities	—	869	—	—	55,905	—	56,774

Credit risk

Credit risk arises when a failure by counterparties to discharge their obligations could reduce the amount of future cash inflows from financial assets on hand at the reporting date.

The Group is exposed to credit risk from its operating activities (primarily trade receivables) and from its financing activities, including deposits with banks and financial institutions, foreign exchange transactions and other financial instruments.

Customer credit risk is managed by each subsidiary subject to the Group’s established policy, procedures and control relating to customer credit risk management. Credit quality of a customer is assessed and individual credit limits are defined in accordance with this assessment. Outstanding customer receivables are regularly monitored.

The contractual credit period for sales of goods is about 30 days on average. No interest is charged on trade receivables.

An impairment analysis is performed at each reporting date on an individual basis for major customers. In addition, a large number of minor receivables are grouped into homogenous groups and assessed for impairment collectively. The calculation is based on actual incurred historical data.

The maximum exposure to credit risk arising from the Group’s financial assets is presented as follows:

	December 31, 2018	December 31, 2017
Restricted cash (excluding cash on hand)	51	20
Trade and other receivables	17,718	18,825
Other financial assets	533	795
— Promissory notes	212	210
— Loans issued	305	571
— Bonds	16	14

Total	18,302	19,640

Foreign currency risk

Foreign currency risk is the risk that the value of future cash flows of a financial instrument will fluctuate because of changes in foreign exchanges rates. This risk arises when commercial transactions and recognised assets and liabilities are denominated in a currency different from the Group’s functional currencies.

The Group undertakes transactions denominated in foreign currencies and consequently is exposed to foreign currency risk. Approximately 25% of the Group’s sales are denominated in U.S. dollars and 13% of the Group’s sales are denominated in euro, 14% of the Group’s borrowings are denominated in U.S. dollars and 24% of the Group’s borrowings are denominated in euro. The Group does not have formal arrangements to mitigate foreign currency risk. However, management of the Group believes that the foreign currency risk is partly mitigated for the Group by the situation where approximately 38% of total sales of the Group are denominated in U.S. dollars and euros that reduces the negative impact of changes in exchange rates for the Group’s borrowings and purchases denominated in foreign currencies, mostly in U.S. dollars.

The Group’s exposure at the reporting date to foreign currency risk arising from recognised assets and liabilities denominated in a currency other than the functional currency of the entity to which they relate to is set out in the table below:

Assets and liabilities denominated in U.S. dollars	December 31, 2018	December 31, 2017
Current assets	157	829
Trade and other receivables	27	111
Cash and cash equivalents	130	718

Current liabilities	(54,954)	(118,677)
Short-term loans and borrowings	(51,732)	(112,277)
Trade and other payables	(3,222)	(5,614)
Short-term finance lease liabilities	—	(786)

Assets and liabilities denominated in euro	December 31, 2018	December 31, 2017
Current assets	812	746
Trade and other receivables	510	711
Cash and cash equivalents	302	35

Non-current liabilities	(219)	(88)
Long-term finance lease liabilities	(219)	(88)

Current liabilities	(101,294)	(27,399)
Short-term loans and borrowings	(98,285)	(25,304)
Trade and other payables	(2,953)	(2,064)
Short-term finance lease liabilities	(56)	(31)

Sensitivity analysis

The table below demonstrates the Group’s sensitivity to a devaluation of the Russian ruble against U.S. dollar and euro which management believes is an appropriate measure in the current market conditions and which would impact its operations:

	Change in U.S. dollar to Russian ruble exchange rate	Effect ((decrease)/ increase) on profit before tax	Change in Euro to Russian ruble exchange rate	Effect ((decrease)/ increase) on profit before tax
2016
	+20%	(24,811)	+20%	(4,654)
	-20%	24,811	-20%	4,654
2017
	+10%	(11,785)	+10%	(2,674)
	-10%	11,785	-10%	2,674
2018
	+14%	(7,672)	+14%	(14,098)
	-14%	7,672	-14%	14,098

Interest rate risk

Interest rate risk is the risk that changes in floating interest rates adversely impacts the financial results of the Group. As of December 31, 2018 and 2017, the share of the borrowings with floating rates in the total amount of the borrowings were 95% (incl. Mosprime – 0%, key rate of the Central Bank of the Russian Federation – 62%, LIBOR, EURIBOR and others – 33%) and 95% (incl. Mosprime – 0.03%, key rate of the Central Bank of the Russian Federation – 66%, LIBOR, EURIBOR and others – 29%), respectively.

The table below demonstrates the Group’s sensitivity to the change of floating rates.

	Increase/decrease in Mosprime and the key rate of the Central Bank of Russian Federation (%)	Effect ((decrease)/ increase) on profit before tax	Increase/ decrease in LIBOR (%)	Effect ((decrease)/ increase) on profit before tax	Increase/ decrease in EURIBOR (%)	Effect ((decrease)/ increase) on profit before tax
2016
	+2.00%	(4,943)	+0.60%	(736)	+0.12%	(28)
	-4.00%	9,887	-0.08%	98	-0.08%	19
2017
	+1.00%	(2,744)	+0.48%	(500)	+0.04%	(8)
	-2.00%	5,488	-0.24%	250	-0.08%	16
2018
	+0.75%	(1,922)	+0.50%	(226)	+0.20%	(190)
	-1.00%	2,563	-0.15%	68	-0.01%	9

11.3	Other current financial assets

In November 2011, the owners of the metallurgical plants (refer to Note 9(b)) and the Group entered into a loan agreement pursuant to which a loan of $944,530 thousand (RUB 28,433 million at exchange rate as of November 10, 2011) was granted by the Group. The loan consists of several tranches which bear interest at the range of 1-8.5% p.a. To secure the loan, shares in the major metallurgical plants (or shares in parent companies of such metallurgical plants) were pledged. The proceeds from this loan were used by the metallurgical plants to repay most of the accounts receivable owed to the Group. According to the loan agreement, in the event that the loan is not repaid at maturity (September 30, 2012), the Group was entitled to enforce the pledge over the pledged metallurgical plants assets and thereby take control of these assets subject to approval from the Russian Federal Antimonopoly Service. The Group has not taken possession of assets provided as collateral because these entities are under the bankruptcy procedure and burdened with substantial amount of debt.

The Group evaluates the recoverability of the loan based on the fair value of the pledged assets. As of December 31, 2018, 2017 and 2016, this loan in the amount of RUB 10,240 million, RUB 9,800 million and RUB 50,320 million, respectively, was fully provided for as the fair value of the pledged assets was nil as at these dates. In 2017, this loan was partially written off in the amount of $664,556 thousand (RUB 39,297 million as at exchange rate at March 14, 2017) due to liquidation of certain debtors.

11.4	Other non-current financial liabilities

The Group recognised other non-current financial liabilities under the put option of Gazprombank (see Note 6) in the amount of RUB 44,056 million as of December 31, 2018 and RUB 40,260 million as of December 31, 2017 (estimated at the present value of the consideration to be transferred upon the exercise of the put option discounted at the key rate of the Central Bank of the Russian Federation plus 2%). The respective finance cost was recognised in the consolidated statement of profit (loss) and other comprehensive income in the amount of RUB 3,796 million, RUB 4,062 million and RUB 1,898 million for 2018, 2017 and 2016, respectively (Note 25.5).

11.5	Other current financial liabilities

As a part of the restructuring requirements of the credit facility with VTB, in January 2017, the Group signed a call option agreement with VTB providing VTB with an option to acquire a 5% stake (6,937,846 preferred shares) of the preferred shares of the Mechel PAO at a price of 47.3682 rubles per share or to pay cash to VTB in the amount calculated as a difference between the weighted average market value of preferred shares for the last six months from the date of the call from the VTB and the price of 47.3682 rubles per share or combination of these two options. Until the execution of the call option 6,937,846 preferred shares were pledged.

At the date of the call option agreement, the Group recognised the financial liability at fair value in the amount of RUB 815 million. The corresponding amount was capitalized as restructuring fees within loans and borrowings considering this call option agreement as part of the restructuring requirement.

In April 2017, VTB notified the Group of its decision to exercise the option. The Group has requested to extend the commencement day of the option period by one year till April 1, 2018. On August 9, 2017, the Group and VTB signed an amendment agreement postponing the option period start date till April 1, 2018, removing an option to acquire 5% of preferred shares and granting VTB the right to receive only a cash consideration in the amount equal to the higher of RUB 620 million less agreed payments or the amount calculated as a difference between the weighted average market value of preferred shares for the last six months from the date of the call from VTB and the price of 47.3682 rubles per share multiplied by the number of option shares.

On August 10, 2018, VTB notified the Group of its decision to exercise the option and receive cash of RUB 442 million. On August 22, 2018, RUB 442 million has been paid by the Group in full.

11.6	Finance lease liabilities

The Group has finance leases for various items of plant and machinery. The Group’s obligations under finance leases are not secured. Future minimum lease payments under finance leases together with the present value of the net minimum lease payments were as follows:

	Minimum payments		Present value of payments
	December 31, 2018	December 31, 2017	December 31, 2018	December 31, 2017
Payable in 1 year	6,849	8,700	5,880	7,476
Payable in 2 years	908	633	702	457
Payable in 3 years	886	584	751	458
Payable in 4 years	745	557	680	481
Payable in 5 years and thereafter	350	526	280	482

Total minimum lease payment	9,738	11,000	8,293	9,354

Less amounts representing finance charges	(1,445)	(1,646)

Present value of finance lease liabilities	8,293	9,354	8,293	9,354

Current portion of finance lease liabilities			5,880	7,476
Non-current portion of finance lease liabilities			2,413	1,878

Discount rate used for the calculation of the present value of minimum lease payments equals the implicit rate for the lessor and varies on different groups of equipment from 7.2% p.a. to 11.4% p.a. (U.S. dollar-denominated contracts), from 8.1% p.a. to 10.4% p.a. (euro-denominated contracts) and from 8.6% p.a. to 34.7% p.a. (Russian ruble-denominated contracts). Interest expense charged to the consolidated statements of profit (loss) and other comprehensive income in 2018, 2017 and 2016 amounted to RUB 1,104 million, RUB 1,230 million and RUB 1,500 million, respectively.

The Group’s finance lease contracts contain a number of covenants and restrictions, which include, but not limited to, compliance with payment schedule and certain cross-default provisions. As of December 31, 2018 and 2017, the Group was not in compliance with certain Group’s covenants under a number of loan agreements. There was also a breach of restrictive covenants on overdue principal amount of nil and 158 million as of December 31, 2018 and 2017, respectively. As a result, the long-term finance lease liability of RUB 1,320 million and RUB 3,898 million was reclassified to short-term finance lease liabilities due to covenant violations as of December 31, 2018 and 2017, respectively.

The total amount of commitments under the signed lease contracts as of December 31, 2018 and 2017 is equal to nil and RUB 75 million, respectively.